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                       SECURITIES AND EXCHANGE COMMISSION
                                   FORM 13F-E


Report for the Calendar Year or Quarter Ended:    12/31/98


Institutional Investment Manager:

DFS ADVISORS LLC
75 STATE STREET
BOSTON                                            MA            02109


                       SECURITIES AND EXCHANGE COMMISSION

                                   FORM 13F-E

                   NAME OF REPORTING MANAGER: DFS ADVISORS LLC




Report for the Calendar Year or Quarter Ended:                12/31/98

Institutional Investment Manager:                             DFS Advisors LLC

I REPRESENT THAT I AM AUTHORIZED TO SUBMIT THIS FORM AND THAT ALL INFORMATION IN THIS FORM AND THE ATTACHMENTS TO IT ARE TRUE, CORRECT AND COMPLETE, AND I UNDERSTAND THAT ALL REQUIRED ITEMS, STATEMENTS AND SCHEDULES ARE INTEGRAL PARTS OF THIS FORM AND THAT THE SUBMISSION OF ANY AMENDMENT REPRESENTS THAT ALL UNAMENDED ITEMS, STATEMENTS AND SCHEDULES REMAIN TRUE, CORRECT AND COMPLETE AS PREVIOUSLY SUBMITTED.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Name, Title and Telephone Number of Person Submitting Report:

Michael DiCarlo, Member
(617) 261-2222

Signature, Place and Date of Signing:

/s/ Michael DiCarlo
Boston, Massachusetts
2/12/98

Other Managers on Whose Behalf this Report is Filed:

None

Managers Reporting on Behalf of Reporting Manager:

None




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                       SECURITIES AND EXCHANGE COMMISSION

                                   FORM 13F-E

                   NAME OF REPORTING MANAGER: DFS ADVISORS LLC


Name, Title and Telephone Number of Person Submitting Report:

    MICHAEL DICARLO                MEMBER                       (617)261-2222


Signature, Place and Date of Signing:

/s/ MICHAEL DICARLO                BOSTON                       MA    2/12/99

                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-      SOLE   SHARED    NONE

TA GENERAL CORP                      COM    237688 10 6        822        50,000        X
LPHI INFORMATION SYSTEMS             COM    247171 20 0        221        26,000        X
P COMMUNICATIONS                     COM    23332K 10 6        306        20,000        X
RA PHARMACEUTICALS INC               COM    26632S 10 9        456        30,000        X
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